Income Taxes (Details 1) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal tax expense	$ (308,388)	$ (184,761)
State tax expense, net of federal benefit	652
Stock compensation	26,724
Change in valuation allowance	240,196	193,365
Foreign rate differential	50,862	35,193
True up and other	(9,221)	(43,797)
Total provision for income taxes	$ 825